Investment Securities (Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Available-for-sale Securities and Held-to-maturity Securities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2015		Mar. 31, 2015
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	¥ 38,693,716		¥ 43,308,281
Available-for-sale securities, Gross unrealized gains	3,657,052		4,220,265
Available-for-sale securities, Gross unrealized losses	76,113		38,142
Available-for-sale securities, Fair value	42,274,655		47,490,404
Held-to-maturity securities, Amortized cost	3,998,298		4,130,451
Held-to-maturity securities, Gross unrealized gains	54,314		59,037
Held-to-maturity securities, Gross unrealized losses	7,585		5,349
Held-to-maturity securities, Fair value	4,045,027		4,184,139
Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	30,187,524		35,079,893
Available-for-sale securities, Gross unrealized gains	306,641		327,023
Available-for-sale securities, Gross unrealized losses	690		1,284
Available-for-sale securities, Fair value	30,493,475		35,405,632
Held-to-maturity securities, Amortized cost	1,101,171		1,126,212
Held-to-maturity securities, Gross unrealized gains	22,974		16,091
Held-to-maturity securities, Gross unrealized losses			1,535
Held-to-maturity securities, Fair value	1,124,145		1,140,768
Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	190,660		186,872
Available-for-sale securities, Gross unrealized gains	6,879		7,610
Available-for-sale securities, Gross unrealized losses	50		67
Available-for-sale securities, Fair value	197,489		194,415
Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	1,866,095		1,661,286
Available-for-sale securities, Gross unrealized gains	24,462		23,590
Available-for-sale securities, Gross unrealized losses	1,481		2,372
Available-for-sale securities, Fair value	1,889,076		1,682,504
Held-to-maturity securities, Amortized cost	166,697		77,487
Held-to-maturity securities, Gross unrealized gains	1,899		1,556
Held-to-maturity securities, Gross unrealized losses	616
Held-to-maturity securities, Fair value	167,980		79,043
Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	1,098,517		1,226,314
Available-for-sale securities, Gross unrealized gains	28,000		30,438
Available-for-sale securities, Gross unrealized losses	571		1,128
Available-for-sale securities, Fair value	1,125,946		1,255,624
Held-to-maturity securities, Amortized cost	250		300
Held-to-maturity securities, Fair value	250		300
Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	955,701		942,256
Available-for-sale securities, Gross unrealized gains	487		640
Available-for-sale securities, Gross unrealized losses	10,054		11,168
Available-for-sale securities, Fair value	946,134		931,728
Held-to-maturity securities, Amortized cost	854,004		716,296
Held-to-maturity securities, Gross unrealized gains	8,850	[1]	9,206	[2]
Held-to-maturity securities, Gross unrealized losses	2,664	[3]	649	[4]
Held-to-maturity securities, Fair value	860,190		724,853
Unrealized gains (losses) before taxes at the date of reclassification from Available-for-sale securities to Held-to-maturity securities remaining in Accumulated other comprehensive income (loss)	277		320
Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | MUAH [Member]
Investment Securities [Line Items]
Unrealized gains (losses) before taxes at the date of reclassification from Available-for-sale securities to Held-to-maturity securities remaining in Accumulated other comprehensive income (loss)	(7,015)		(7,545)
Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	203,772		207,534
Available-for-sale securities, Gross unrealized gains	1,348		1,848
Available-for-sale securities, Gross unrealized losses	2,016		1,800
Available-for-sale securities, Fair value	203,104		207,582
Held-to-maturity securities, Amortized cost	207,877		209,517
Held-to-maturity securities, Gross unrealized gains	6,529		6,438
Held-to-maturity securities, Gross unrealized losses	435	[3]	778	[4]
Held-to-maturity securities, Fair value	213,971		215,177
Debt Securities [Member] | Commercial Mortgage-backed Securities [Member] | MUAH [Member]
Investment Securities [Line Items]
Unrealized gains (losses) before taxes at the date of reclassification from Available-for-sale securities to Held-to-maturity securities remaining in Accumulated other comprehensive income (loss)	(9,482)		(9,909)
Debt Securities [Member] | Asset-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	1,425,804		1,255,920
Available-for-sale securities, Gross unrealized gains	2,297		559
Available-for-sale securities, Gross unrealized losses	11,085		10,439
Available-for-sale securities, Fair value	1,417,016		1,246,040
Held-to-maturity securities, Amortized cost	1,668,299		2,000,639
Held-to-maturity securities, Gross unrealized gains	14,062		25,746
Held-to-maturity securities, Gross unrealized losses	3,870		2,387
Held-to-maturity securities, Fair value	1,678,491		2,023,998
Debt Securities [Member] | Other Debt Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	176,524	[5]	179,915	[6]
Available-for-sale securities, Gross unrealized gains	4,836	[5]	5,537	[6]
Available-for-sale securities, Gross unrealized losses	2,414	[5]	3,149	[6]
Available-for-sale securities, Fair value	178,946	[5]	182,303	[6]
Debt Securities [Member] | Other Debt Securities [Member] | Private Placement Debt Conduit Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value	176,940		182,303
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	2,589,119		2,568,291
Available-for-sale securities, Gross unrealized gains	3,282,102		3,823,020
Available-for-sale securities, Gross unrealized losses	47,752		6,735
Available-for-sale securities, Fair value	¥ 5,823,469		¥ 6,384,576

[1]	The MUFG Group reclassified residential mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification of residential mortgage-backed securities, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥277 million at September 30, 2015 and are not included in the table above.
[2]	The MUFG Group reclassified residential mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification of residential mortgage-backed securities, the unrealized gains before taxes at the date of reclassification remaining in Accumulated other comprehensive income (loss) ("Accumulated OCI") in the accompanying consolidated balance sheets were ¥320 million at March 31, 2015 and are not included in the table above.
[3]	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥7,015 million and ¥9,482 million, respectively, at September 30, 2015 and are not included in the table above.
[4]	MUFG Americas Holdings Corporation ("MUAH") reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥7,545 million and ¥9,909 million, respectively, at March 31, 2015 and are not included in the table above.
[5]	Other debt securities in the table above include ¥176,940 million of private placement debt conduit bonds.
[6]	Other debt securities in the table above include ¥182,303 million of private placement debt conduit bonds.